Pension Plans and Other Post-Retirement Benefits - Schedule of Sensitivity Analysis (Details) CAD in Millions	Dec. 31, 2017 CAD
Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Rate of compensation increase assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Health care trend rate assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Pension | Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	CAD 695
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(535)
Pension | Rate of compensation increase assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(83)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	87
Pension | Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	93
Other post-retirement | Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	35
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(29)
Other post-retirement | Health care trend rate assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(14)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	16
Other post-retirement | Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	CAD 6